Taxation - Schedule of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Income Tax Provision [Abstract]
Current income tax expense
Deferred income tax expense
Total income tax expense